Assets held for sale (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Assets held for sale
Intangible assets	€ 25,639	€ 29,973	€ 31,464	€ 37,875
Property, plant & equipment	112,854	111,331	95,400
Right-of-use assets	5,429	7,719	8,102
Trade receivables	54,938	53,052	52,698
Other current assets	15,533	18,166	9,160
Cash and cash equivalents	133,918	102,304	127,573	€ 140,867
Assets held for sale	4,314	0	0
Deferred tax liabilities	2,660	3,202	3,725
Trade payables	20,125	23,348	21,196
Tax payables	748	€ 1,432	€ 1,777
Liabilities held for sale	802
RapidFit NV
Assets held for sale
Intangible assets	36
Property, plant & equipment	239
Right-of-use assets	29
Inventories and contracts in progress	2,681
Trade receivables	1,235
Other current assets	94
Assets held for sale	4,314
Lease liabilities	22
Deferred tax liabilities	2
Trade payables	416
Tax payables	1
Other liabilities	362
Liabilities held for sale	802
Net assets	€ 3,512
Period Considered for cash flow projections	5 years
RapidFit NV | WACC | Discounted cash flow [member] | Non-current assets held for sale [member] | At fair value [member]
Assets held for sale
Significant unobservable input, assets	0.0975
RapidFit NV | Growth Rate [member] | Discounted cash flow [member] | Non-current assets held for sale [member] | At fair value [member]
Assets held for sale
Significant unobservable input, assets	0.03